PENSION LIABILITIES, NET (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Liability, Defined Benefit Plan [Abstract]
Net periodic benefit cost, discount rate	1.70%
Actuarial loss	$ 241	$ 361	$ 97